Document and Entity Information	12 Months Ended
Jul. 31, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	DEVVSTREAM CORP.
Entity Central Index Key	0001854480
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false